Trade And Other Payables - Additional Information (Detail)	9 Months Ended
Sep. 30, 2021 EUR (€)
UK [Member]
Statements [Line Items]
Tax adjustments settlements tax payables offset against receivable from tax authorities	€ 18,738,955